Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 5 to Form S-1 (this "Post-Effective Amendment") is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Form S-1 Registration Statement (Registration No. 333-169728), which was previously declared effective by the Securities and Exchange Commission ("SEC") on January 31, 2011, to include the audited consolidated financial statements and the notes thereto included in the Registrant's Annual Report on Form 10-K for the fiscal year ended December 31, 2012 that have been filed with the SEC since the Post-Effective Amendment No. 3 to Form S-1 was declared effective by the SEC on April 5, 2012, and contains an updated prospectus relating to the offering and sale of the securities that were registered on Form S-1. As of the date of filing of this Post-Effective Amendment, no further offering will be made of the units registered on Form S-1. The rights offering was completed on March 10, 2011. Accordingly, this Post-Effective Amendment concerns only the exercise of the warrants underlying the units.
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Entity Filer Category	Smaller Reporting Company